Right-of-Use Asset/Lease Liability (Details) - Schedule of Amounts Recognized in Profit or Loss	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Administrative expenses:
- depreciation of right of use asset	RM 124,572	$ 26,381	RM 126,945	RM 116,801
- expense relating to short-term leases	81,756		96,000	104,774
- expense relating to leases of low-value assets	6,360		6,095	4,770
Finance costs:
- interest expense on lease liability	RM 10,307	$ 2,183	RM 4,235	RM 6,085